Other disclosures - Credit default swaps (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instruments
Notional amount	€ 318,807
Hedging derivatives, category | SPAIN | Other Counterparties Risk | Credit default swap
Debt Instruments
Financial assets, at fair value		€ 2
Hedging derivatives, category | SPAIN | Hedging derivatives, category | Other Counterparties Risk | Credit default swap
Debt Instruments
Financial liabilities at fair value	(6)		€ (16)
Hedging derivatives, category | SPAIN | IFRS Long [Member] | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	151	324	534
Hedging derivatives, category | SPAIN | IFRS Long [Member] | Hedging derivatives, category | Other Counterparties Risk | Credit default swap
Debt Instruments
Financial liabilities at fair value	(2)	(3)	(3)
Hedging derivatives, category | SPAIN | IFRS Short [Member] | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	382	499	751
Financial assets, at fair value		5
Hedging derivatives, category | SPAIN | IFRS Short [Member] | Hedging derivatives, category | Other Counterparties Risk | Credit default swap
Debt Instruments
Financial liabilities at fair value	(4)		(13)
Hedging derivatives, category | SPAIN | Net Short Position [Member] | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	231	175	217
Hedging derivatives, category | PORTUGAL | IFRS Long [Member] | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	26	25	28
Financial assets, at fair value			1
Hedging derivatives, category | PORTUGAL | IFRS Long [Member] | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount		1
Hedging derivatives, category | PORTUGAL | IFRS Long [Member] | Hedging derivatives, category | Sovereign Risk | Credit default swap
Debt Instruments
Financial liabilities at fair value		(1)
Hedging derivatives, category | PORTUGAL | IFRS Short [Member] | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	26	128	290
Financial assets, at fair value		1
Hedging derivatives, category | PORTUGAL | IFRS Short [Member] | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount		1	6
Hedging derivatives, category | PORTUGAL | IFRS Short [Member] | Hedging derivatives, category | Sovereign Risk | Credit default swap
Debt Instruments
Financial liabilities at fair value			(1)
Hedging derivatives, category | PORTUGAL | Net Short Position [Member] | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount		103	262
Hedging derivatives, category | PORTUGAL | Net Short Position [Member] | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount			6
Hedging derivatives, category | ITALY | Sovereign Risk | Credit default swap
Debt Instruments
Financial assets, at fair value		5	2
Hedging derivatives, category | ITALY | Other Counterparties Risk | Credit default swap
Debt Instruments
Financial assets, at fair value		5	6
Hedging derivatives, category | ITALY | IFRS Long [Member] | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount		25	78
Hedging derivatives, category | ITALY | IFRS Long [Member] | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	205	225	317
Hedging derivatives, category | ITALY | IFRS Long [Member] | Hedging derivatives, category | Other Counterparties Risk | Credit default swap
Debt Instruments
Financial liabilities at fair value	(5)	(3)	(1)
Hedging derivatives, category | ITALY | IFRS Short [Member] | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	265	450	503
Financial assets, at fair value		5	2
Hedging derivatives, category | ITALY | IFRS Short [Member] | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	75	201	362
Financial assets, at fair value	5	8	7
Hedging derivatives, category | ITALY | Net Long Position [Member] | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount		24
Hedging derivatives, category | ITALY | Net Short Position [Member] | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	265	€ 425	425
Hedging derivatives, category | ITALY | Net Short Position [Member] | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	€ 130		€ 45